Offerings	Jun. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	These are securities of PennyMac Mortgage Investment Trust.
(2)	An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all registration fees.
(4)	The debt securities may be issued by PennyMac Mortgage Investment Trust without guarantees or may be guaranteed by PennyMac Corp.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities
Offering Note
(2)	An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.
(3)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all registration fees.
(5)	Pursuant to Rule 457(n), no registration fee is payable with respect to any such guarantees.
(6)	The guarantees of debt securities may be issued by PennyMac Corp. and will be issued without additional consideration.